Cash flows reconciliation (Details Narrative) - USD ($) $ in Millions	1 Months Ended								12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Aug. 30, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2023
IfrsStatementLineItems [Line Items]
Contracted two loans									$ 1,950	$ 1,275
Number of notes issued		$ 1,500
Coupon rate		6.125%
sold price		99.117%
Yield to maturity		6.245%
Amount of bond redeemed		$ 500
Premium paid on early redemption of debt security									$ 22
Principal interest debentures											$ 24
Settle infrastructure debentures				$ 170
Purchase of treasury shares						$ 1,291
Repurchase bond premium										$ 113
Line of credit prepaid								$ 200
S O F R [Member]
IfrsStatementLineItems [Line Items]
Contracted two loans	$ 150		$ 300		$ 150		$ 200	$ 425